Equity (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of Stockholders Equity

The following table presents the changes to shareholder’s equity for the nine months ended September 30, 2017:

	Vistra Energy Shareholders’ Equity
	Common Stock (a)	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Total Shareholders’ Equity
Balance at December 31, 2016	$4	$7,742	$(1,155)	$6	$6,597
Net income	—	—	325	—	325
Effects of stock-based incentive compensation plans	—	13	—	—	13

Balance at September 30, 2017	$4	$7,755	$(830)	$6	$6,935

(a)	Authorized shares totaled 1,800,000,000 at September 30, 2017. Outstanding shares totaled 427,597,368 and 427,580,232 at September 30, 2017 and December 31, 2016, respectively.

Predecessor Membership Interests

The following table presents the changes to membership interests for the nine months ended September 30, 2016:

	TCEH Membership Interests
	Capital Account	Accumulated Other Comprehensive Loss	Total Membership Interests
Balance at December 31, 2015	$(22,851)	$(33)	$(22,884)
Net loss	(656)	—	(656)
Net effects of cash flow hedges	—	1	1

Balance at September 30, 2016	$(23,507)	$(32)	$(23,539)